Non-Current Financial Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-Current Financial Assets

Note 6: Non-Current Financial Assets

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Deposits	824	577	1,374
Pledged securities and other non-current financial assets	611	1,102	4,226
Liquidity contract	1,310	1,333	432

Total non-current financial assets	2,745	3,012	6,033

The non-current financial assets are composed of security deposits paid to premises’ lessors, of pledged securities not used as of December 31, 2018 and the liquidity contract.

Under the liquidity contract, 41,159 treasury shares were allocated as a reduction of Shareholders’ Equity as at December 31, 2018 with the cash balance being maintained in financial assets.